Registration No. 333-71782
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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
       |_| Pre-Effective Amendment No. |X| Post-Effective Amendment No. 1

                        (Check appropriate box or boxes)

                             THE LAZARD FUNDS, INC.
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               (Exact Name of Registrant as Specified in Charter)

                                 (800) 823-6300
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                        (Area Code and Telephone Number)

                 30 Rockefeller Plaza, New York, New York 10112
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                (Address of Principal Executive Offices: Number,
                         Street, City, State, Zip Code)

                     (Name and Address of Agent for Service)

                            David M. Goldenberg, Esq.
                              c/o The Lazard Funds
                              30 Rockefeller Plaza
                            New York, New York 10112

                                    copy to:

                             Stuart H. Coleman, Esq.
                          Stroock & Stroock & Lavan LLP
                                 180 Maiden Lane
                          New York, New York 10038-4982

     An indefinite number of Registrant's shares of common stock, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

     This Post-Effective Amendment consists of the following:

     (1) Facing Sheet of the Registration Statement.

     (2) Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference from the Registration Statement on Form N-14 (File No. 333-71782) filed on October 17, 2001.

     This Post-Effective Amendment is being filed solely to file as Exhibit No. 12 to this Registration Statement on Form N-14 the final tax opinion.

                               THE LAZARD FUNDS, INC.
                                     PART C
                                OTHER INFORMATION
Item 15   Indemnification

          The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A, filed on February 26, 1999.

Item 16   Exhibits

  (1)(a)  Articles of Incorporation (1)

  (1)(b)  Articles of Amendment (1)

  (1)(c)  Articles Supplementary (11)

  (1)(d)  Articles Supplementary (12)

  (2)     By-Laws (1)

  (3)     Not Applicable

  (4)     Form of Agreement and Plan of Reorganization (13)

  (5)     Not Applicable

  (6)(a) Investment Management Agreement between the Registrant and Lazard Asset Management with respect to the Lazard International Equity Portfolio (4)

  (6)(b) Investment Management Agreement between the Registrant and Lazard Asset Management with respect to the Lazard International Fixed-Income Portfolio (4)

  (6)(c) Investment Management Agreement between the Registrant and Lazard Asset Management with respect to the Lazard Bond Portfolio (4)

  (6)(d) Investment Management Agreement between the Registrant and Lazard Asset Management with respect to the Lazard Strategic Yield Portfolio
          (4)

  (6)(e) Investment Management Agreement between the Registrant and Lazard Asset Management with respect to the Lazard Small Cap Portfolio (4)

  (6)(f) Investment Management Agreement between the Registrant and Lazard Asset Management with respect to the Lazard Equity Portfolio (4)

  (6)(g) Investment Management Agreement between the Registrant and Lazard Asset Management with respect to the Lazard Emerging Markets Portfolio
          (3)

  (6)(h) Investment Management Agreement between the Registrant and Lazard Asset Management with respect to the Lazard International Small Cap Portfolio (3)

  (6)(i) Investment Management Agreement between the Registrant and Lazard Asset Management with respect to the Lazard Global Equity Portfolio
          (5)

  (6)(j) Investment Management Agreement between the Registrant and Lazard Asset Management with respect to the Lazard Mortgage Portfolio (12)

  (6)(k) Form of Investment Management Agreement between the Registrant and Lazard Asset Management with respect to the Lazard International Equity Select Portfolio (12)

  (6)(l) Investment Management Agreement between the Registrant and Lazard Asset Management with respect to the Lazard Mid Cap Portfolio (8)

  (6)(m) Investment Management Agreement between the Registrant and Lazard Asset Management with respect to the Lazard High Yield Portfolio (8)

  (7)     Distribution Agreement, as revised (7)

  (8)     Not Applicable

  (9)     Custodian Contract (2)

  (10)(a) Distribution and Servicing Plan, as revised (12)

  (10)(b) Rule 18f-3 Plan, as revised (12)

  (11)    Opinion and Consent of Counsel (6)

  (12)    Form of Opinion and Consent of Counsel Regarding Tax Matters

  (13)    Not Applicable

  (14)    Consent of Independent Auditors (13)

  (15)    Not Applicable

  (16)    Not Applicable

  (17)(a) Form of Proxy (13)

  (17)(b) Registrant's Prospectus dated May 1, 2001 (13)

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1.   Incorporated by reference from the Registrant's Registration Statement on
     Form N-1A (file Nos. 33-40682 and 811-6312) filed with the Securities and Exchange Commission (the "SEC") on May 20, 1991.

2. Incorporated by reference from the Registrant's Pre-Effective Amendment No. 1 filed with the SEC on July 23, 1991.

3. Incorporated by reference from the Registrant's Post-Effective Amendment No. 5 filed with the SEC on September 1, 1993.

4. Incorporated by reference from the Registrant's Post-Effective Amendment No. 6 filed with the SEC on March 31, 1994.

5. Incorporated by reference from the Registrant's Post-Effective Amendment No. 8 filed with the SEC on October 13, 1995.

6. Incorporated by reference from the Registrant's Post-Effective Amendment No. 9 filed with the SEC on December 27, 1995.

7. Incorporated by reference from the Registrant's Post-Effective Amendment No. 10 filed with the SEC on August 15, 1996.

8. Incorporated by reference from the Registrant's Post-Effective Amendment No. 15 filed with the SEC on October 31, 1997.

9. Incorporated by reference from the Registrant's Post-Effective Amendment No. 19 filed with the SEC on May 1, 2000.

10. Incorporated by reference from the Registrant's Post-Effective Amendment No. 20 filed with the SEC on August 15, 2000.

11. Incorporated by reference from the Registrant's Post-Effective Amendment No. 22 filed with the SEC on December 29, 2000.

12. Incorporated by reference from the Registrant's Post-Effective Amendment No. 25 filed with the SEC on April 30, 2001.

13.  Previously filed.

Item 17   Undertakings

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933 each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


SIGNATURES

     As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed on behalf of the Registrant, in the City of New York, State of New York, on the 7th day of December, 2001.


                                     THE LAZARD FUNDS, INC.
                                     (Registrant)

                                     By: /S/ HERBERT W. GULLQUIST
                                         ------------------------
                                         Herbert W. Gullquist, President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/S/ HERBERT W. GULLQUIST     President (Principal Executive,   December 7, 2001
--------------------------   Financial and Accounting Officer)
Herbert W. Gullquist         and Director

/S/ NORMAN EIG               Chairman of the Board             December 7, 2001
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Norman Eig

/S/JOHN J. BURKE             Director                          December 7, 2001
--------------------------
John J. Burke

/S/ KENNETH S. DAVIDSON      Director                          December 7, 2001
--------------------------
Kenneth S. Davidson

//S/ WILLIAM KATZ            Director                          December 7, 2001
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William Katz

/S/ LESTER Z. LIEBERMAN      Director                          December 7, 2001
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Lester Z. Lieberman

/S/ RICHARD REISS, JR.       Director                          December 7, 2001
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Richard Reiss, Jr.

/S/ JOHN RUTLEDGE            Director                          December 7, 2001
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John Rutledge